Income Taxes (Reconciliations) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S. statutory federal rate, expected (benefit) provision	35.00%	35.00%	35.00%
Increase (reduction) in tax rate from:
Rate differentials on foreign earnings	(5.00%)	(28.00%)	(10.00%)
Noncontrolling interests and equity earnings	(2.00%)	(28.00%)	(8.00%)
State and local income taxes, net of federal benefit	1.00%	0.00%	2.00%
Other permanent differences, net	(8.00%)	54.00%	0.00%
Contingent liability accrual	(2.00%)	41.00%	(1.00%)
U.S. taxes on foreign unremitted earnings	0.00%	174.00%	1.00%
Change in valuation allowance	(90.00%)	3.00%	6.00%
Effective tax rate on income from operations	(78.00%)	255.00%	28.00%
United States
Increase (reduction) in tax rate from:
Rate change	(7.00%)	0.00%	0.00%
United Kingdom
Increase (reduction) in tax rate from:
Rate change	0.00%	4.00%	3.00%